PGIM Jennison Natural Resources Fund
Schedule of Investments as of January 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 99.3%
Common Stocks 98.6%
Agricultural Products 2.9%
Bunge Ltd.	135,045	$13,350,549
Darling Ingredients, Inc.*	122,925	7,838,927
		21,189,476
Aluminum 3.6%
Alcoa Corp.	240,692	13,649,643
Constellium SE*	756,544	13,231,955
		26,881,598
Coal & Consumable Fuels 0.1%
Thungela Resources Ltd. (South Africa)*	60,712	360,161
Construction & Engineering 0.7%
Ameresco, Inc. (Class A Stock)*	103,772	5,251,901
Copper 10.0%
ERO Copper Corp. (Brazil)*	901,374	11,225,072
First Quantum Minerals Ltd. (Zambia)	973,999	23,990,802
Freeport-McMoRan, Inc.	535,864	19,944,858
OZ Minerals Ltd. (Australia)	822,742	14,375,160
Southern Copper Corp. (Peru)	83,075	5,307,662
		74,843,554
Diversified Metals & Mining 6.6%
Anglo American PLC (South Africa)	574,571	25,083,200
BHP Group Ltd. (Australia), ADR(a)	121,498	7,727,273
Glencore PLC (Australia)*	3,212,464	16,722,343
		49,532,816
Electrical Components & Equipment 1.9%
FREYR Battery SA (Norway)*	640,000	5,811,200
Generac Holdings, Inc.*	12,002	3,389,125
Sunrun, Inc.*(a)	180,019	4,667,892
		13,868,217

PGIM Jennison Natural Resources Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Fertilizers & Agricultural Chemicals 1.5%
Corteva, Inc.	78,995	$3,798,080
Nutrien Ltd. (Canada)(a)	108,578	7,578,744
		11,376,824
Gold 5.0%
Agnico Eagle Mines Ltd. (Canada)	139,697	6,674,723
Barrick Gold Corp. (Canada)	533,785	10,221,983
Kinross Gold Corp. (Canada)	684,513	3,696,370
Newmont Corp.	168,312	10,295,645
Osisko Mining, Inc. (Canada)*	1,821,975	6,292,310
		37,181,031
Heavy Electrical Equipment 0.4%
Alfen Beheer BV (Netherlands), 144A*	36,400	2,721,766
Industrial Gases 1.3%
Linde PLC (United Kingdom)	30,409	9,690,740
Industrial Machinery 1.0%
Chart Industries, Inc.*	63,457	7,733,505
Integrated Oil & Gas 9.6%
Chevron Corp.	102,639	13,479,580
Petroleo Brasileiro SA (Brazil), ADR	324,543	4,332,649
Shell PLC (Netherlands), ADR*	433,216	22,267,303
Suncor Energy, Inc. (Canada)	406,127	11,603,048
TotalEnergies SE (France), ADR(a)	354,256	20,121,741
		71,804,321
Mortgage REITs 0.7%
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT(a)	122,064	5,063,215
Oil & Gas Drilling 1.2%
Patterson-UTI Energy, Inc.	916,272	9,126,069
Oil & Gas Equipment & Services 9.2%
Cactus, Inc. (Class A Stock)	269,067	13,038,987
Halliburton Co.	882,995	27,143,266

PGIM Jennison Natural Resources Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil & Gas Equipment & Services (cont’d.)
National Energy Services Reunited Corp.*(a)	942,889	$9,362,888
Schlumberger NV	494,506	19,320,349
		68,865,490
Oil & Gas Exploration & Production 33.1%
ConocoPhillips	449,605	39,843,995
Coterra Energy, Inc.	524,876	11,494,785
Devon Energy Corp.	754,668	38,163,561
Diamondback Energy, Inc.	257,301	32,461,094
EQT Corp.*	836,411	17,773,734
Hess Corp.	348,141	32,129,933
Lundin Energy AB (Sweden)	118,036	4,772,578
PDC Energy, Inc.	587,704	34,833,216
Pioneer Natural Resources Co.	134,616	29,466,096
Sintana Energy, Inc. (Canada)*	637,992	85,323
Sintana Energy, Inc. (Canada), Reg D*	1,304,999	174,527
Spartan Delta Corp. (Canada)*	869,213	5,429,376
		246,628,218
Oil & Gas Refining & Marketing 2.3%
Archaea Energy, Inc.*	207,700	3,591,133
Valero Energy Corp.	163,557	13,570,324
		17,161,457
Oil & Gas Storage & Transportation 3.0%
Cheniere Energy, Inc.	176,538	19,754,602
New Fortress Energy, Inc.(a)	114,870	2,522,545
		22,277,147
Precious Metals & Minerals 0.5%
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement (original cost $4,469,143; purchased 11/27/07)*^(f)	523,100	98,492
Sibanye Stillwater Ltd. (South Africa), ADR(a)	223,003	3,342,815
		3,441,307
Renewable Electricity 1.0%
NextEra Energy Partners LP	38,571	2,901,310
Sunnova Energy International, Inc.*(a)	232,080	4,562,693
		7,464,003

PGIM Jennison Natural Resources Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductor Equipment 0.6%
Enphase Energy, Inc.*	33,932	$4,766,428
Silver 0.8%
MAG Silver Corp. (Canada)*	412,756	5,604,507
Specialty Chemicals 0.4%
Livent Corp.*	134,938	3,104,923
Steel 1.2%
Steel Dynamics, Inc.	166,048	9,218,985

Total Common Stocks (cost $453,987,585)		735,157,659
Preferred Stock 0.7%
Oil & Gas Refining & Marketing
Raizen SA (Brazil) (PRFC) (cost $6,331,406)	4,466,764	5,434,040

	Units
Warrants* 0.0%
Precious Metals & Minerals
Osisko Mining, Inc. (Canada), expiring 06/23/22 (original cost $0; purchased 06/01/20)(f) (cost $0)	7,100	—

Total Long-Term Investments (cost $460,318,991)		740,591,699

PGIM Jennison Natural Resources Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 6.2%
Affiliated Mutual Fund 5.5%
PGIM Institutional Money Market Fund (cost $40,854,640; includes $40,852,421 of cash collateral for securities on loan)(b)(we)	40,921,001	$40,892,357
Unaffiliated Fund 0.7%
Dreyfus Government Cash Management (Institutional Shares) (cost $5,393,192)	5,393,192	5,393,192

Total Short-Term Investments (cost $46,247,832)		46,285,549

TOTAL INVESTMENTS 105.5% (cost $506,566,823)		786,877,248
Liabilities in excess of other assets (5.5)%		(40,839,450)

Net Assets 100.0%		$746,037,798

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
LP—Limited Partnership
PRFC—Preference Shares
Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.
REITs—Real Estate Investment Trust

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $98,492 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $41,085,804; cash collateral of $40,852,421 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $4,469,143. The aggregate value of $98,492 is 0.0% of net assets.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).